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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21338

AGIC Convertible & Income Fund II
(Exact name of registrant as specified in charter)

1633 Broadway, New York,	New York 10019
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-739-3371

Date of fiscal year:  February 29, 2012

Date of reporting period:  August 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT TO SHAREHOLDERS

Semi-Annual Report

August 31, 2011

AGIC Convertible & Income Fund

AGIC Convertible & Income Fund II

Contents

Letter to Shareholders	2–3

Fund Insights	4–7

Fund Performance & Statistics	8–9

Schedules of Investments	10–23

Statements of Assets and Liabilities	24

Statements of Operations	25

Statements of Changes in Net Assets	26–27

Notes to Financial Statements	28–36

Financial Highlights	37–38

Annual Shareholder Meeting Results/Changes to Board of Trustees/Proxy Voting Policies & Procedures	39

Matters Relating to the Trustees’ Consideration of the Investment Management & Portfolio Management Agreements	40–42

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	1

Hans W. Kertess

Chairman

Brian S. Shlissel

President & CEO

Dear Shareholder:

The U.S. economy encountered strong headwinds during the six-month fiscal period ended August 31, 2011. Unemployment and housing remained in the doldrums, political gridlock in Washington and the unprecedented downgrading of the federal government’s credit rating eroded confidence and Europe’s sovereign debt crisis spread. Consumers and corporations reacted to all of this with caution, opting to preserve cash and refrain from spending. An extraordinary period of volatility in the financial markets punctuated by a decline in stock prices and a rush to the perceived safe haven of U.S. Treasury bonds reflected the uncertainty and nervousness that many investors felt.

Six Months in Review through August 31, 2011

For the fiscal six-month period ended August 31, 2011:

•	The AGIC Convertible & Income Fund declined 9.54% on net asset value (“NAV”) and 13.91% on market price.

•	The AGIC Convertible & Income Fund II declined 9.66% on NAV and 11.84% on market price.

In comparison, the BofA Merrill Lynch All Convertibles Index, an unmanaged index generally representative of the convertible securities market, declined 8.14%. The S&P 500 Index, an unmanaged index that is generally representative of the U.S. stock market, declined 7.23% and the Barclays Capital U.S. Credit Index increased 5.30%.

The downshifting economy was reflected by gross domestic product (“GDP”). After slowing throughout 2010, GDP the value of goods and services produced in the country, the broadest measure of economic activity and the principal indicator of economic performance expanded at an annualized rate of just 0.4% in the first quarter of 2011. GDP accelerated somewhat, to 1.0% between April and June 2011. Key economic indicators pointed to a similarly feeble growth during July and August, the final two months of the reporting period.

The wobbly economy and political uncertainty proved to be a boon for U.S. Treasury bonds. As the fiscal period drew to a close, the yield on the 10-year

2	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

bond plunged below 2.0%, the lowest level in half-a-century. The drop in yields in August alone was 0.59%.

The Federal Reserve (the “Fed”), responding to the slowdown, revealed that it would keep interest rates near zero until “at least mid-2013.” The Fed also hinted that it could take additional measures to stimulate the economy, though no details were provided.

Positioned to Face Today’s Challenges

The challenges of the last six months have been substantial. Given the political and economic uncertainty that exists in the United States and abroad, it is not unreasonable to suggest that the road ahead could be difficult. It is worth noting, however, that corporate America is in far better shape than it was a few years ago, when the economy fell into recession. Non-financial firms in the Standard & Poor’s 500 are holding $1.12 trillion in cash and short-term investments, up 59% from the dark days of 2008. Should economic conditions deteriorate further, this substantial cushion will help. Our outlook is cautious — but as always, we urge investors to adopt a long-term view and remain patient.

For specific information on the Funds and their performance, please refer to the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Allianz Global Investors Capital LLC, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess Chairman	Brian S. Shlissel President & CEO

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/ edelivery.

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	3

AGIC Convertible & Income Funds Fund Insights

August 31, 2011 (unaudited)

Performance Overview

For the six-month period ended August 31, 2011, AGIC Convertible & Income Fund and AGIC Convertible & Income Fund II returned -9.54% and -9.66% on net asset value (“NAV”) and -13.91% and -11.84%, respectively, on market price.

Market Environment — Convertibles

The positive trend in the convertible market reversed during the reporting period. The BofA Merrill Lynch All Convertibles Index fell 8.14%.

During the reporting period, convertibles retreated as equities declined due to reports of slowing global economic growth and macro-related factors including gridlock in Washington, S&P's downgrade of the U.S. and sovereign debt risk throughout Europe. In addition, credit spread widening hindered returns. On a positive note, most corporate profits for the second quarter exceeded expectations.

Within the convertible market, sector performance was mostly negative for the period with utilities as the only positive performer. Defensive sectors such as utilities, health care and telecommunications were the best performers during the reporting period as investors rotated into less volatile names. Economically-sensitive sectors such as materials, consumer discretionary, industrials and transportation underperformed.

New convertible issuance slowed as the market corrected and fell sharply in August 2011 with no new deals pricing during the month. Over the reporting period, fifty-one new deals priced for $16.7 billion in total proceeds. Many companies are still accessing the corporate debt markets instead of the convertible markets because of the absolute level of interest rates. Redemptions continued to outpace new issuance in the convertible market.

In the convertibles sleeve of the Funds’ portfolios, utilities, telecommunications, media and healthcare issues posted the strongest returns as investors gravitated to the counter-cyclical sectors. The health care sector benefited from owning drug manufacturing companies, which were higher during the period on better-than-expected quarterly profits. On the downside, economically-sensitive sectors such as energy, consumer discretionary, industrials and transportation underperformed. Energy issuers were lower as weaker-than-expected macro data drove down energy prices. Industrial issuers underperformed despite impressive operating profits and solid end market demand.

4	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

Market Environment — High Yield

The BofA Merrill Lynch High Yield Master II Index declined 1.45% for the reporting period. The high yield market outperformed most stock averages for the six-month period ended August 31, 2011.

The high yield market’s resiliency was tested in the reporting period. Macro-events, including many carried over from earlier in the reporting period, the disaster in Japan, sovereign debt issues in Europe and weaker economic statistical reports in the U.S., weighed on investor sentiment. Company-specific news affected certain issuers, but for the majority of the market, the macro shifts and the resulting weakness in the equity markets triggered managers and trading desks to de-risk (i.e. sell).

In the high yield market, the majority of industries produced a negative return for the reporting period. The strongest performing industries included food & drug retail, restaurants, railroad and hotels. Publishing/printing, broadcasting, building materials and insurance trailed the universe by the greatest margin.

Higher risk issuers underperformed lower risk issuers (as represented by the rating agencies) during the six-month period. The BofA ML CCC-rated index underperformed the BB-rated sleeve by over 700 basis points in the period. In addition to the flight-to-quality trade witnessed in periods of market weakness, U.S. Treasuries’ positive performance had a strong influence on the narrower average spread and the higher-correlated BB sleeve.

New high yield issuance was strong in the first half of the period but slowed over the last three months of the semi-annual period due to market volatility and an end of summer slowdown. Year-to-date through August 31, 2011, 429 deals priced, raising $201 billion in proceeds. Over the last six months, the majority of proceeds went towards refinancing.

In the high yield sleeve of the portfolios, the automotive & auto parts, apparel/textiles, and food & drug retail industries recorded the strongest returns. Automobile and automobile part companies were higher as auto sales exceeded expectations and production schedules were increased. Conversely, paper, homebuilders/real estate and utilities issuers trailed by the greatest margin. A paper company was lower due to industry pricing disappointments as well as a contagion effect from a failing competitor, while a homebuilder was lower due to a continuation of the lagged rebound in the industry as well as a softer than expected first quarter report.

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	5

AGIC Convertible & Income Funds Fund Insights

August 31, 2011 (unaudited) (continued)

Outlook

The outlook for the high yield, convertible and equity markets is unchanged and constructive. The global economy is going through a soft patch, but we expect improvement in the fourth quarter of 2011. The supply chain disruptions from the Japan disaster seem to be abating, and while European sovereign debt issues will continue to make headlines, corporate profits remain resilient. In addition, U.S. corporate cash levels are high, debt levels have been reduced and maturities have been extended.

The market has dealt with some important macro issues, in addition to softer recent economic statistics and a weaker equity market. The recent lack of clarity, as well as the abundant negative headlines in the media, have made investors short-term focused and pessimistic. Little focus is on the strength of corporate profitability. The strength of the credit quality of issuers should continue to drive demand for the asset class.

With respect to the high yield market, spreads ended August at approximately 730 basis points over comparable Treasuries. The historical average spread is well inside of this level specifically at the current point in the credit cycle. Furthermore, the average leverage ratio, the rating upgrade-to-downgrade ratio and default rate (both current and forecast) are all at or superior to all-time historical levels from a credit strength perspective.

For the balance of 2011, we expect companies to use the high cash levels on their balance sheets and future free cash flow to boost shareholder value. Share buybacks, increased dividends and merger and acquisition activity are possible uses of excess cash. We believe these factors will benefit equity and convertible investors.

While credit spread widening occurred in August, we believe overall corporate credit quality is healthy for a majority of issuers. This should provide downside support if the equity markets continue to deteriorate. Convertible total returns should be supported by their fixed income value and benefit from a more stable equity market.

Our disciplined approach of focusing on companies that are exceeding expectations and improving their credit statistics should be rewarded as those companies differentiate themselves from their peer group. In this environment, we believe companies that have reasonable earnings visibility should command premium valuations relative to other companies.

6	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

We continue to build the Funds’ portfolios one company at a time, by identifying those issuers that are opportunistically capitalizing on change. In addition, we are maintaining our discipline of seeking to identify the best total return candidates with the optimal risk/reward profile.

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	7

AGIC Convertible & Income Fund Fund Performance & Statistics

August 31, 2011 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	-13.91%	-9.54%
1 Year	10.07%	9.81%
5 Year	1.65%	2.38%
Commencement of Operations (3/31/03) to 8/31/11	6.99%	6.75%

Market Price/NAV Performance:

Commencement of Operations (3/31/03) to 8/31/11

Market Price/NAV:

Market Price	$8.96
NAV	$8.33
Premium to NAV	7.56%
Market Price Yield(2)	12.05%

Moody’s Ratings

(as a % of total investments)

8	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

AGIC Convertible & Income Fund II Fund Performance & Statistics

August 31, 2011 (unaudited)

Total Return(1):	Market Price	NAV
Six Month	-11.84%	-9.66%
1 Year	11.89%	9.76%
5 Year	1.92%	0.91%
Commencement of Operations (7/31/03) to 8/31/11	5.75%	4.86%

Market Price/NAV Performance:

Commencement of Operations (7/31/03) to 8/31/11

Market Price/NAV:

Market Price	$8.51
NAV	$7.56
Premium to NAV	12.57%
Market Price Yield(2)	11.99%

Moody’s Ratings

(as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Funds, market conditions, supply and demand for each Fund’s shares, or changes in the Funds’ dividends.

An investment in the Funds involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly per common share dividend (comprised of net investment income) payable to common shareholders by the market price per common share at August 31, 2011.

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	9

AGIC Convertible & Income Fund Schedule of Investments

August 31, 2011 (unaudited)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 45.4%
Advertising – 0.8%
	$8,230	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	$8,106,550

Aerospace & Defense – 0.2%
	1,730	BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB	1,864,075

Airlines – 0.7%
	6,250	United Airlines, Inc., 12.00%, 11/1/13 (a)(b)	B3/CCC+	6,500,000

Apparel – 0.1%
	750	Quiksilver, Inc., 6.875%, 4/15/15	Caa1/CCC+	706,875

Auto Manufacturers – 0.2%
	2,850	Chrysler Group LLC, 8.25%, 6/15/21 (a)(b)	B2/B	2,479,500

Chemicals – 0.9%
	9,005	Momentive Performance Materials, Inc., 11.50%, 12/1/16	Caa2/CCC	8,959,975

Commercial Services – 2.7%
	10,945	Cenveo Corp., 10.50%, 8/15/16 (a)(b)(c)	Caa1/CCC+	9,677,569
	5,705	DynCorp International, Inc., 10.375%, 7/1/17	B2/B-	5,476,800
	11,000	National Money Mart Co., 10.375%, 12/15/16	B2/B+	11,605,000

				26,759,369

Construction & Engineering – 1.0%
	9,695	MasTec, Inc., 7.625%, 2/1/17	B1/B+	9,767,712

Consumer Finance – 0.5%
	5,775	Springleaf Finance Corp., 6.90%, 12/15/17	B3/B	4,908,750

Diversified Consumer Services – 0.1%
	1,355	Cambium Learning Group, Inc., 9.75%, 2/15/17 (a)(b)	B2/B	1,331,287

Diversified Financial Services – 1.5%
	10,085	Community Choice Financial, Inc., 10.75%, 5/1/19 (a)(b)	B3/B-	10,337,125
	3,995	International Lease Finance Corp., 6.375%, 3/25/13	B1/BBB-	3,965,037

				14,302,162

Diversified Telecommunications – 1.0%
	10,275	Cincinnati Bell, Inc., 8.75%, 3/15/18	B3/CCC+	9,684,187

Electric – 1.4%
	8,705	Edison Mission Energy, 7.00%, 5/15/17	Caa1/B-	6,137,025
		Texas Competitive Electric Holdings Co. LLC, (a)(b)
	750	11.50%, 10/1/20	B2/CCC	637,500
	10,800	15.00%, 4/1/21	Caa3/CC	6,966,000

				13,740,525

Electronic Equipment, Instruments & Components – 0.9%
	8,340	Kemet Corp., 10.50%, 5/1/18	B1/B+	8,923,800

Energy Equipment & Services – 1.0%
	9,795	Pioneer Drilling Co., 9.875%, 3/15/18	NR/B	10,284,750

Food & Staples Retailing – 0.9%
	9,655	Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	8,834,325

10	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

AGIC Convertible & Income Fund Schedule of Investments August 31, 2011 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
Health Care Providers & Services – 1.7%
	$7,125	ExamWorks Group, Inc., 9.00%, 7/15/19 (a)(b)	B3/CCC+	$6,750,937
	10,910	Rotech Healthcare, Inc., 10.50%, 3/15/18	B3/B	9,764,450

				16,515,387

Healthcare-Services – 0.3%
	3,280	Alliance HealthCare Services, Inc., 8.00%, 12/1/16	NR/B-	2,689,600

Home Builders – 1.0%
		K Hovnanian Enterprises, Inc.,
	7,360	7.50%, 5/15/16	Caa2/CC	3,201,600
	7,285	10.625%, 10/15/16	B1/CCC	6,538,287

				9,739,887

Hotels, Restaurants & Leisure – 1.6%
	6,270	DineEquity, Inc., 9.50%, 10/30/18	B3/CCC+	6,536,475
	8,405	MGM Resorts International, 11.375%, 3/1/18	Caa1/CCC+	9,140,437

				15,676,912

Household Durables – 0.8%
	5,045	Beazer Homes USA, Inc., 9.125%, 5/15/19	Caa2/CCC	3,493,663
	3,950	Jarden Corp., 7.50%, 5/1/17	B2/B	4,058,625

				7,552,288

Household Products/Wares – 0.7%
	7,610	Reynolds Group Issuer, Inc., 9.875%, 8/15/19 (a)(b)	Caa1/B-	7,191,450

Internet Software & Services – 0.8%
	8,460	Earthlink, Inc., 8.875%, 5/15/19 (a)(b)	B2/B-	7,614,000

IT Services – 0.9%
	2,615	Stream Global Services, Inc., 11.25%, 10/1/14	B1/B+	2,693,450
		Unisys Corp., (a)(b)
	3,085	12.75%, 10/15/14	Ba1/BB+	3,470,625
	2,174	14.25%, 9/15/15	Ba2/BB+	2,516,405

				8,680,480

Leisure Time – 1.9%
		NCL Corp. Ltd.,
	1,000	9.50%, 11/15/18 (a)(b)	Caa1/B+	1,040,000
	9,900	11.75%, 11/15/16	B2/BB	11,137,500
	8,855	Travelport LLC, 11.875%, 9/1/16	Caa3/CCC	6,309,188

				18,486,688

Lodging – 1.1%
	12,385	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	Caa3/CCC	10,991,688

Media – 1.5%
	6,155	McClatchy Co., 11.50%, 2/15/17	B1/B	5,970,350
	6,750	Media General, Inc., 11.75%, 2/15/17	B2/B-	5,653,125
	2,555	Sirius XM Radio, Inc., 8.75%, 4/1/15 (a)(b)	B2/BB-	2,784,950

				14,408,425

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	11

AGIC Convertible & Income Fund Schedule of Investments August 31, 2011 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
Miscellaneous Manufacturing – 0.8%
	$10,150	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	$8,323,000

Oil & Gas – 2.4%
	9,050	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	Caa1/B	9,298,875
	6,915	Milagro Oil & Gas, 10.50%, 5/15/16 (a)(b)	Caa2/B-	5,946,900
	8,425	United Refining Co., 10.50%, 2/28/18	B3/B	8,530,313

				23,776,088

Oil & Gas Services – 0.0%
	219	Allis-Chalmers Energy, Inc., 9.00%, 1/15/14	Caa1/B-	219,000

Oil, Gas & Consumable Fuels – 1.7%
	8,750	SandRidge Energy, Inc., 9.875%, 5/15/16 (a)(b)	B3/B	9,406,250
	6,260	Western Refining, Inc., 11.25%, 6/15/17 (a)(b)	B3/B	6,886,000

				16,292,250

Paper & Forest Products – 0.2%
	2,041	Louisiana-Pacific Corp., 13.00%, 3/15/17	Ba3/BBB-	2,020,590

Personal Products – 0.1%
	780	Revlon Consumer Products Corp., 9.75%, 11/15/15	B2/B	834,600

Retail – 1.8%
	11,630	Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa1/B-	11,906,213
	5,115	Sally Holdings LLC, 10.50%, 11/15/16	B3/B+	5,434,687

				17,340,900

Semiconductors & Semiconductor Equipment – 1.4%
	4,075	Advanced Micro Devices, Inc., 8.125%, 12/15/17	Ba3/B+	4,207,438
		Freescale Semiconductor, Inc.,
	5,035	10.125%, 3/15/18 (a)(b)	B1/B	5,488,150
	4,345	10.75%, 8/1/20	Caa2/CCC+	4,573,112

				14,268,700

Software – 1.1%
		First Data Corp.,
	8,440	9.875%, 9/24/15	Caa1/B-	7,764,800
	2,850	12.625%, 1/15/21 (a)(b)	Caa1/B-	2,707,500

				10,472,300

Telecommunications – 5.5%
	5,845	Intelsat Jackson Holdings S.A., 9.50%, 6/15/16	B3/B	6,078,800
	9,115	ITC Deltacom, Inc., 10.50%, 4/1/16	B1/B-	9,388,450
	8,220	Nextel Communications, Inc., 7.375%, 8/1/15	Ba3/BB-	8,096,700
	5,090	NII Capital Corp., 8.875%, 12/15/19	B2/B+	5,408,125
	10,480	West Corp., 11.00%, 10/15/16	Caa1/B-	10,768,200
	13,585	WireCo WorldGroup, 9.75%, 5/15/17 (a)(b)	B2/B	14,026,513

				53,766,788

Textiles Apparel & Luxury Goods – 0.7%
	5,965	Oxford Industries, Inc., 11.375%, 7/15/15	B1/BB-	6,650,975

Trading Companies & Distributors – 0.2%
	2,355	Aircastle Ltd., 9.75%, 8/1/18	Ba3/BB+	2,490,413

12	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

AGIC Convertible & Income Fund Schedule of Investments August 31, 2011 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
Transportation – 2.6%
	$9,825	Quality Distribution LLC, 9.875%, 11/1/18	B3/B-	$9,861,844
	8,610	Swift Services Holdings, Inc., 10.00%, 11/15/18	Caa1/B-	8,739,150
	8,570	Western Express, Inc., 12.50%, 4/15/15 (a)(b)	Caa2/CCC+	6,641,750

				25,242,744

Wireless Telecommunication Services – 0.7%
	6,050	Crown Castle International Corp., 9.00%, 1/15/15	B1/B-	6,549,125

Total Corporate Bonds & Notes (cost-$455,393,486)				444,948,120

Shares
CONVERTIBLE PREFERRED STOCK – 29.5%
Airlines – 1.0%
	299,260	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/NR	9,950,395

Auto Components – 1.0%
	226,835	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	NR/NR	10,189,428

Automobiles – 1.0%
	238,015	General Motors Co., 4.75%, 12/1/13, Ser. B	NR/NR	9,489,658

Capital Markets – 1.8%
	165,090	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	7,305,068
	168,220	The Goldman Sachs Group, Inc., 6.00%, 3/2/12 (Wellpoint, Inc.)(d)	A1/A	10,560,683

				17,865,751

Commercial Banks – 2.0%
	69,470	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (e)	Ba1/BB	8,980,387
	10,160	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (e)	Baa3/A-	10,576,255

				19,556,642

Commercial Services & Supplies – 1.0%
	236,017	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	9,440,680

Diversified Financial Services – 4.1%
	15,075	Bank of America Corp., 7.25%, 1/30/13, Ser. L (e)	Ba3/BB+	13,431,825
	65,270	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	6,175,195
		Credit Suisse Securities USA LLC, (d)
	189,635	7.00%, 8/9/12 (Baxter International, Inc.)	Aa2/A	10,604,389
	355,270	8.00%, 9/20/11 (Bristol-Myers Squibb Co.)	Aa2/A	9,391,562

				39,602,971

Electric Utilities – 2.3%
		NextEra Energy, Inc.,
	25,000	7.00%, 9/1/13	NR/NR	1,275,000
	183,475	8.375%, 6/1/12	NR/NR	9,586,569
	207,365	PPL Corp., 9.50%, 7/1/13	NR/NR	11,921,414

				22,782,983

Food Products – 1.0%
	101,190	Bunge Ltd., 4.875%, 12/1/11 (e)	Ba1/BB	9,764,835

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	13

AGIC Convertible & Income Fund Schedule of Investments August 31, 2011 (unaudited) (continued)

Shares			Credit Rating (Moody’s/S&P)	Value
Health Care Providers & Services – 1.2%
	11,340	Healthsouth Corp., 6.50%, 12/31/49, Ser. A (e)	NR/CCC+	$11,569,635

Household Durables – 2.3%
	259,380	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	11,283,030
	97,535	Stanley Black & Decker, Inc., 4.75%, 11/17/15	Baa3/BBB+	10,845,892

				22,128,922

Insurance – 1.5%
	92,750	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	5,244,085
	150,755	MetLife, Inc., 5.00%, 9/11/13	NR/BBB-	9,866,915

				15,111,000

IT Services – 0.4%
	64,885	Unisys Corp., 6.25%, 3/1/14	NR/NR	3,890,505

Multi-Utilities – 1.2%
	239,645	AES Trust III, 6.75%, 10/15/29	B3/B	11,486,185

Oil, Gas & Consumable Fuels – 2.4%
	157,125	Apache Corp., 6.00%, 8/1/13	NR/NR	9,130,534
	36,250	ATP Oil & Gas Corp., 8.00%, 10/1/14 (a)(b)(e)	NR/NR	2,859,219
	119,250	Chesapeake Energy Corp., 5.00%, 12/31/49 (e)	NR/B+	11,939,906

				23,929,659

Professional Services – 1.0%
	170,790	Nielsen Holdings NV, 6.25%, 2/1/13	NR/B	10,051,845

Real Estate Investment Trust – 3.2%
	439,700	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (e)	NR/NR	10,974,912
	434,200	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (e)	Caa3/CCC-	9,791,210
	208,680	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (e)	Baa3/BB	10,315,052

				31,081,174

Road & Rail – 1.1%
	1,096,595	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (b)	NR/NR	10,466,999

Total Convertible Preferred Stock (cost-$289,526,392)				288,359,267

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES – 21.9%
Building Products – 0.3%
	$2,570	Griffon Corp., 4.00%, 1/15/17 (a)(b)	NR/NR	2,428,650

Capital Markets – 1.3%
	10,255	Ares Capital Corp., 5.75%, 2/1/16 (a)(b)	NR/BBB	10,190,906
	3,205	BGC Partners, Inc., 4.50%, 7/15/16 (a)(b)	NR/BBB-	2,948,600

				13,139,506

Communications Equipment – 0.2%
	2,660	Ixia, 3.00%, 12/15/15 (a)(b)	NR/NR	2,413,950

14	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

AGIC Convertible & Income Fund Schedule of Investments August 31, 2011 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
Diversified Telecommunication Services – 1.0%
	$3,475	Level 3 Communications, Inc., 15.00%, 1/15/13	NR/CCC	$4,934,500
	4,160	tw telecom, Inc., 2.375%, 4/1/26	B3/B-	4,966,000

				9,900,500

Electrical Equipment – 1.9%
	10,525	EnerSys, 3.375%, 6/1/38 (f)	B1/BB	10,209,250
	9,675	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	7,933,500

				18,142,750

Electronic Equipment, Instruments & Components – 0.8%
	7,055	Anixter International, Inc., 1.00%, 2/15/13	NR/B+	7,866,325

Health Care Equipment & Supplies – 0.3%
	2,785	Alere, Inc., 3.00%, 5/15/16	NR/B-	2,482,131

Hotels, Restaurants & Leisure – 0.9%
	9,075	MGM Resorts International, 4.25%, 4/15/15	Caa1/CCC+	8,746,031

Internet Software & Services – 1.0%
	7,670	Equinix, Inc., 2.50%, 4/15/12	NR/B	7,813,812
	2,690	WebMD Health Corp., 2.50%, 1/31/18 (a)(b)	NR/NR	2,323,488

				10,137,300

IT Services – 0.9%
	6,725	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	8,490,312

Machinery – 1.9%
	3,400	AGCO Corp., 1.25%, 12/15/36	NR/BB+	4,194,750
	12,875	Greenbrier Cos., Inc., 3.50%, 4/1/18 (a)(b)	NR/NR	10,831,094
	4,255	Meritor, Inc., 4.625%, 3/1/26 (f)	NR/CCC+	3,632,706

				18,658,550

Media – 2.7%
	7,480	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Baa3/BB+	7,676,350
		Liberty Media LLC,
	8,080	3.125%, 3/30/23	B1/BB-	8,999,100
	16,085	3.50%, 1/15/31	B1/BB-	9,248,875

				25,924,325

Metals & Mining – 0.6%
	4,910	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	5,437,825

Oil, Gas & Consumable Fuels – 1.6%
	7,600	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	8,939,500
	1,420	Petroleum Development Corp., 3.25%, 5/15/16 (a)(b)	NR/NR	1,265,575
	3,000	Western Refining, Inc., 5.75%, 6/15/14	NR/CCC+	5,501,250

				15,706,325

Pharmaceuticals – 0.7%
	6,920	Mylan, Inc., 1.25%, 3/15/12	NR/BB	7,136,250

Real Estate Investment Trust – 1.7%
	8,150	Boston Properties LP, 3.75%, 5/15/36	NR/A-	9,504,938
	6,900	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	7,581,375

				17,086,313

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	15

AGIC Convertible & Income Fund Schedule of Investments August 31, 2011 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
Semiconductors & Semiconductor Equipment – 3.0%
	$15,580	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/B+	$15,872,125
	4,010	ON Semiconductor Corp., zero coupon, 4/15/24	NR/BB	4,095,213
	9,920	SunPower Corp., 4.75%, 4/15/14	NR/NR	9,622,400

				29,589,738

Software – 0.8%
	6,715	Nuance Communications, Inc., 2.75%, 8/15/27	NR/BB-	8,091,575

Thrifts & Mortgage Finance – 0.3%
	5,160	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	3,366,900

Total Convertible Bonds & Notes (cost-$189,549,250)				214,745,256

YANKEE BOND – 0.3%
Marine – 0.3%
	3,670	DryShips, Inc., 5.00%, 12/1/14 (cost-$4,129,662)	NR/NR	2,715,800

SHORT-TERM INVESTMENT – 2.9%
Time Deposit – 2.9%
	28,355	JP Morgan Chase & Co.- London, 0.03%, 9/1/11 (cost-$28,354,721)		28,354,721

Total Investments (cost-$966,953,511) – 100.0%				$979,123,164

16	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

AGIC Convertible & Income Fund II Schedule of Investments

August 31, 2011 (unaudited)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
CORPORATE BONDS & NOTES – 45.3%
Advertising – 0.8%
	$6,335	Affinion Group, Inc., 11.50%, 10/15/15	Caa1/B-	$6,239,975

Aerospace & Defense – 0.1%
	620	BE Aerospace, Inc., 8.50%, 7/1/18	Ba3/BB	668,050

Airlines – 0.7%
	4,750	United Airlines, Inc., 12.00%, 11/1/13 (a)(b)	B3/CCC+	4,940,000

Apparel – 0.1%
	750	Quiksilver, Inc., 6.875%, 4/15/15	Caa1/CCC+	706,875

Auto Manufacturers – 0.3%
	2,150	Chrysler Group LLC, 8.25%, 6/15/21 (a)(b)	B2/B	1,870,500

Chemicals – 0.8%
	6,330	Momentive Performance Materials, Inc., 11.50%, 12/1/16	Caa2/CCC	6,298,350

Commercial Services – 2.7%
	8,255	Cenveo Corp., 10.50%, 8/15/16 (a)(b)(c)	Caa1/CCC+	7,299,071
	4,295	DynCorp International, Inc., 10.375%, 7/1/17	B2/B-	4,123,200
	8,250	National Money Mart Co., 10.375%, 12/15/16	B2/B+	8,703,750

				20,126,021

Construction & Engineering – 1.1%
	8,380	MasTec, Inc., 7.625%, 2/1/17	B1/B+	8,442,850

Consumer Finance – 0.5%
	4,110	Springleaf Finance Corp., 6.90%, 12/15/17	B3/B	3,493,500

Diversified Consumer Services – 0.1%
	1,000	Cambium Learning Group, Inc., 9.75%, 2/15/17 (a)(b)	B2/B	982,500

Diversified Financial Services – 1.4%
	7,465	Community Choice Financial, Inc., 10.75%, 5/1/19 (a)(b)	B3/B-	7,651,625
	3,005	International Lease Finance Corp., 6.375%, 3/25/13	B1/BBB-	2,982,462

				10,634,087

Diversified Telecommunications – 1.0%
	7,705	Cincinnati Bell, Inc., 8.75%, 3/15/18	B3/CCC+	7,261,962

Electric – 1.4%
	6,780	Edison Mission Energy, 7.00%, 5/15/17	Caa1/B-	4,779,900
	8,200	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21 (a)(b)	Caa3/CC	5,289,000

				10,068,900

Electronic Equipment, Instruments & Components – 1.0%
	6,615	Kemet Corp., 10.50%, 5/1/18	B1/B+	7,078,050

Energy Equipment & Services – 1.1%
	8,005	Pioneer Drilling Co., 9.875%, 3/15/18	NR/B	8,405,250

Food & Staples Retailing – 0.9%
	7,090	Rite Aid Corp., 8.625%, 3/1/15	Caa3/CCC	6,487,350

Health Care Providers & Services – 1.7%
	5,335	ExamWorks Group, Inc., 9.00%, 7/15/19 (a)(b)	B3/CCC+	5,054,912
	8,590	Rotech Healthcare, Inc., 10.50%, 3/15/18	B3/B	7,688,050

				12,742,962

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	17

AGIC Convertible & Income Fund II Schedule of Investments

August 31, 2011 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
Healthcare-Services – 0.5%
	$4,435	Alliance HealthCare Services, Inc., 8.00%, 12/1/16	NR/B-	$3,636,700

Home Builders – 1.0%
		K Hovnanian Enterprises, Inc.,
	5,575	7.50%, 5/15/16	Caa2/CC	2,425,125
	5,630	10.625%, 10/15/16	B1/CCC	5,052,925

				7,478,050

Hotels, Restaurants & Leisure – 1.6%
	4,730	DineEquity, Inc., 9.50%, 10/30/18	B3/CCC+	4,931,025
	6,395	MGM Resorts International, 11.375%, 3/1/18	Caa1/CCC+	6,954,563

				11,885,588

Household Durables – 0.6%
	3,920	Beazer Homes USA, Inc., 9.125%, 5/15/19	Caa2/CCC	2,714,600
	1,390	Jarden Corp., 7.50%, 5/1/17	B2/B	1,428,225

				4,142,825

Household Products/Wares – 0.7%
	5,725	Reynolds Group Issuer, Inc., 9.875%, 8/15/19 (a)(b)	Caa1/B-	5,410,125

Internet Software & Services – 0.8%
	6,540	Earthlink, Inc., 8.875%, 5/15/19 (a)(b)	B2/B-	5,886,000

IT Services – 1.0%
	1,985	Stream Global Services, Inc., 11.25%, 10/1/14	B1/B+	2,044,550
		Unisys Corp., (a)(b)
	2,705	12.75%, 10/15/14	Ba1/BB+	3,043,125
	1,931	14.25%, 9/15/15	Ba2/BB+	2,235,132

				7,322,807

Leisure Time – 2.0%
		NCL Corp. Ltd.,
	810	9.50%, 11/15/18 (a)(b)	Caa1/B+	842,400
	7,320	11.75%, 11/15/16	B2/BB	8,235,000
	8,145	Travelport LLC, 11.875%, 9/1/16	Caa3/CCC	5,803,313

				14,880,713

Lodging – 1.1%
	9,455	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	Caa3/CCC	8,391,313

Media – 1.5%
	4,525	McClatchy Co., 11.50%, 2/15/17	B1/B	4,389,250
	5,100	Media General, Inc., 11.75%, 2/15/17	B2/B-	4,271,250
	1,945	Sirius XM Radio, Inc., 8.75%, 4/1/15 (a)(b)	B2/BB-	2,120,050

				10,780,550

Miscellaneous Manufacturing – 0.9%
	7,715	Harland Clarke Holdings Corp., 9.50%, 5/15/15	Caa1/B-	6,326,300

Oil & Gas – 2.4%
	7,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	Caa1/B	7,192,500
	5,220	Milagro Oil & Gas, 10.50%, 5/15/16 (a)(b)	Caa2/B-	4,489,200
	5,990	United Refining Co., 10.50%, 2/28/18	B3/B	6,064,875

				17,746,575

18	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

AGIC Convertible & Income Fund II Schedule of Investments

August 31, 2011 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
Oil & Gas Services – 0.0%
	$219	Allis-Chalmers Energy, Inc., 9.00%, 1/15/14	Caa1/B-	$219,000

Oil, Gas & Consumable Fuels – 1.6%
	6,250	SandRidge Energy, Inc., 9.875%, 5/15/16 (a)(b)	B3/B	6,718,750
	4,740	Western Refining, Inc., 11.25%, 6/15/17 (a)(b)	B3/B	5,214,000

				11,932,750

Paper & Forest Products – 0.2%
	1,509	Louisiana-Pacific Corp., 13.00%, 3/15/17	Ba3/BBB-	1,493,910

Personal Products – 0.1%
	500	Revlon Consumer Products Corp., 9.75%, 11/15/15	B2/B	535,000

Retail – 1.4%
	9,165	Neiman Marcus Group, Inc., 10.375%, 10/15/15	Caa1/B-	9,382,669
	885	Sally Holdings LLC, 10.50%, 11/15/16	B3/B+	940,312

				10,322,981

Semiconductors & Semiconductor Equipment – 1.4%
	2,705	Advanced Micro Devices, Inc., 8.125%, 12/15/17	Ba3/B+	2,792,913
		Freescale Semiconductor, Inc.,
	3,806	10.125%, 3/15/18 (a)(b)	B1/B	4,148,540
	3,360	10.75%, 8/1/20	Caa2/CCC+	3,536,400

				10,477,853

Software – 1.1%
		First Data Corp.,
	6,905	9.875%, 9/24/15	Caa1/B-	6,352,600
	2,150	12.625%, 1/15/21 (a)(b)	Caa1/B-	2,042,500

				8,395,100

Telecommunications – 5.5%
	4,505	Intelsat Jackson Holdings S.A., 9.50%, 6/15/16	B3/B	4,685,200
	6,835	ITC Deltacom, Inc., 10.50%, 4/1/16	B1/B-	7,040,050
	6,130	Nextel Communications, Inc., 7.375%, 8/1/15	Ba3/BB-	6,038,050
	3,860	NII Capital Corp., 8.875%, 12/15/19	B2/B+	4,101,250
	8,370	West Corp., 11.00%, 10/15/16	Caa1/B-	8,600,175
	10,275	WireCo WorldGroup, 9.75%, 5/15/17 (a)(b)	B2/B	10,608,937

				41,073,662

Textiles Apparel & Luxury Goods – 0.7%
	4,535	Oxford Industries, Inc., 11.375%, 7/15/15	B1/BB-	5,056,525

Trading Companies & Distributors – 0.3%
	2,145	Aircastle Ltd., 9.75%, 8/1/18	Ba3/BB+	2,268,338

Transportation – 2.5%
	7,175	Quality Distribution LLC, 9.875%, 11/1/18	B3/B-	7,201,906
	6,590	Swift Services Holdings, Inc., 10.00%, 11/15/18	Caa1/B-	6,688,850
	6,430	Western Express, Inc., 12.50%, 4/15/15 (a)(b)	Caa2/CCC+	4,983,250

				18,874,006

Wireless Telecommunication Services – 0.7%
	4,820	Crown Castle International Corp., 9.00%, 1/15/15	B1/B-	5,217,650

Total Corporate Bonds & Notes (cost-$345,125,367)				336,201,503

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	19

AGIC Convertible & Income Fund II Schedule of Investments

August 31, 2011 (unaudited) (continued)

Shares			Credit Rating (Moody’s/S&P)	Value
CONVERTIBLE PREFERRED STOCK – 29.5%
Airlines – 1.0%
	228,970	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/NR	$7,613,252

Auto Components – 1.0%
	173,075	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	NR/NR	7,774,529

Automobiles – 1.0%
	181,510	General Motors Co., 4.75%, 12/1/13, Ser. B	NR/NR	7,236,804

Capital Markets – 1.9%
	134,390	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	5,946,623
	127,350	The Goldman Sachs Group, Inc., 6.00%, 3/2/12 (Wellpoint, Inc.)(d)	A1/A	7,994,906

				13,941,529

Commercial Banks – 2.0%
	53,615	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (e)	Ba1/BB	6,930,811
	7,740	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (e)	Baa3/A-	8,057,108

				14,987,919

Commercial Services & Supplies – 0.8%
	151,058	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	6,042,320

Diversified Financial Services – 4.1%
	11,515	Bank of America Corp., 7.25%, 1/30/13, Ser. L (e)	Ba3/BB+	10,259,865
	49,715	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	4,703,536
		Credit Suisse Securities USA LLC, (d)
	144,625	7.00%, 8/9/12 (Baxter International, Inc.)	Aa2/A	8,087,430
	270,000	8.00%, 9/20/11 (Bristol-Myers Squibb Co.)	Aa2/A	7,137,450

				30,188,281

Electric Utilities – 2.4%
		NextEra Energy, Inc.,
	25,000	7.00%, 9/1/13	NR/NR	1,275,000
	136,925	8.375%, 6/1/12	NR/NR	7,154,331
	158,835	PPL Corp., 9.50%, 7/1/13	NR/NR	9,131,424

				17,560,755

Food Products – 1.0%
	77,130	Bunge Ltd., 4.875%, 12/1/11 (e)	Ba1/BB	7,443,045

Health Care Providers & Services – 1.2%
	8,660	Healthsouth Corp., 6.50%, 12/31/49, Ser. A (e)	NR/CCC+	8,835,365

Household Durables – 2.3%
	200,850	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	8,736,975
	74,285	Stanley Black & Decker, Inc., 4.75%, 11/17/15	Baa3/BBB+	8,260,492

				16,997,467

Insurance – 1.5%
	70,700	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	3,997,378
	114,860	MetLife, Inc., 5.00%, 9/11/13	NR/BBB-	7,517,587

				11,514,965

IT Services – 0.4%
	49,485	Unisys Corp., 6.25%, 3/1/14	NR/NR	2,967,121

Multi-Utilities – 1.2%
	186,560	AES Trust III, 6.75%, 10/15/29	B3/B	8,941,821

20	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

AGIC Convertible & Income Fund II Schedule of Investments

August 31, 2011 (unaudited) (continued)

Shares			Credit Rating (Moody’s/S&P)	Value
Oil, Gas & Consumable Fuels – 2.4%
	111,500	Apache Corp., 6.00%, 8/1/13	NR/NR	$6,479,265
	27,600	ATP Oil & Gas Corp., 8.00%, 10/1/14 (a)(b)(e)	NR/NR	2,176,950
	93,350	Chesapeake Energy Corp., 5.00%, 12/31/49 (e)	NR/B+	9,346,669

				18,002,884

Professional Services – 1.0%
	130,210	Nielsen Holdings NV, 6.25%, 2/1/13	NR/B	7,663,510

Real Estate Investment Trust – 3.2%
	335,200	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (e)	NR/NR	8,366,592
	330,475	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (e)	Caa3/CCC-	7,452,211
	159,235	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (e)	Baa3/BB	7,870,986

				23,689,789

Road & Rail – 1.1%
	836,265	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (b)	NR/NR	7,982,149

Total Convertible Preferred Stock (cost-$218,227,540)				219,383,505

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES – 21.9%
Building Products – 0.2%
	$1,960	Griffon Corp., 4.00%, 1/15/17 (a)(b)	NR/NR	1,852,200

Capital Markets – 1.4%
	7,865	Ares Capital Corp., 5.75%, 2/1/16 (a)(b)	NR/BBB	7,815,844
	2,450	BGC Partners, Inc., 4.50%, 7/15/16 (a)(b)	NR/BBB-	2,254,000

				10,069,844

Communications Equipment – 0.2%
	2,025	Ixia, 3.00%, 12/15/15 (a)(b)	NR/NR	1,837,688

Diversified Telecommunication Services – 0.9%
	2,745	Level 3 Communications, Inc., 15.00%, 1/15/13	NR/CCC	3,897,900
	2,175	tw telecom, Inc., 2.375%, 4/1/26	B3/B-	2,596,406

				6,494,306

Electrical Equipment – 1.7%
	8,030	EnerSys, 3.375%, 6/1/38 (f)	B1/BB	7,789,100
	5,760	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	4,723,200

				12,512,300

Electronic Equipment, Instruments & Components – 0.8%
	5,620	Anixter International, Inc., 1.00%, 2/15/13	NR/B+	6,266,300

Health Care Equipment & Supplies – 0.2%
	2,125	Alere, Inc., 3.00%, 5/15/16	NR/B-	1,893,906

Hotels, Restaurants & Leisure – 0.9%
	6,935	MGM Resorts International, 4.25%, 4/15/15	Caa1/CCC+	6,683,606

Internet Software & Services – 1.1%
	6,130	Equinix, Inc., 2.50%, 4/15/12	NR/B	6,244,937
	2,050	WebMD Health Corp., 2.50%, 1/31/18 (a)(b)	NR/NR	1,770,687

				8,015,624

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	21

AGIC Convertible & Income Fund II Schedule of Investments

August 31, 2011 (unaudited) (continued)

Principal Amount (000s)			Credit Rating (Moody’s/S&P)	Value
IT Services – 0.9%
	$5,130	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	$6,476,625

Machinery – 1.9%
	2,495	AGCO Corp., 1.25%, 12/15/36	NR/BB+	3,078,206
	9,450	Greenbrier Cos., Inc., 3.50%, 4/1/18 (a)(b)	NR/NR	7,949,813
	3,245	Meritor, Inc., 4.625%, 3/1/26 (f)	NR/CCC+	2,770,419

				13,798,438
Media – 2.7%
	5,920	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Baa3/BB+	6,075,400
		Liberty Media LLC,
	6,420	3.125%, 3/30/23	B1/BB-	7,150,275
	12,240	3.50%, 1/15/31	B1/BB-	7,038,000

				20,263,675

Metals & Mining – 0.6%
	3,785	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	4,191,888

Oil, Gas & Consumable Fuels – 1.7%
	6,325	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	7,439,781
	1,080	Petroleum Development Corp., 3.25%, 5/15/16 (a)(b)	NR/NR	962,550
	2,265	Western Refining, Inc., 5.75%, 6/15/14	NR/CCC+	4,153,444

				12,555,775

Pharmaceuticals – 0.8%
	5,595	Mylan, Inc., 1.25%, 3/15/12	NR/BB	5,769,844

Real Estate Investment Trust – 1.5%
	4,550	Boston Properties LP, 3.75%, 5/15/36	NR/A-	5,306,437
	5,480	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	6,021,150

				11,327,587

Semiconductors & Semiconductor Equipment – 3.2%
	11,635	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/B+	11,853,156
	4,790	ON Semiconductor Corp., zero coupon, 4/15/24	NR/BB	4,891,788
	7,550	SunPower Corp., 4.75%, 4/15/14	NR/NR	7,323,500

				24,068,444

Software – 0.9%
	5,285	Nuance Communications, Inc., 2.75%, 8/15/27	NR/BB-	6,368,425

Thrifts & Mortgage Finance – 0.3%
	3,905	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	2,548,013

Total Convertible Bonds & Notes (cost-$143,685,392)				162,994,488

YANKEE BOND – 0.3%
Marine – 0.3%
	2,790	DryShips, Inc., 5.00%, 12/1/14 (cost-$3,139,464)	NR/NR	2,064,600

SHORT-TERM INVESTMENT – 3.0%
Time Deposit – 3.0%
	21,934	JP Morgan Chase & Co.- London, 0.03%, 9/1/11 (cost-$21,934,174)		21,934,174

Total Investments (cost-$732,111,937) – 100.0%				$742,578,270

22	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

AGIC Convertible & Income Funds Notes to Schedules of Investments

August 31, 2011 (unaudited) (continued)

(a)	Private Placement – Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $155,661,893 and $117,449,349, representing 15.9% and 15.8% of total investments in Convertible & Income and Convertible & Income II, respectively.
(b)	144A – Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Fair-Valued – Securities with an aggregate value of $9,677,569 and $7,299,071, representing 1.0% and 1.0% of total investments in Convertible & Income and Convertible & Income II, respectively. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.
(d)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.
(e)	Perpetual maturity. The date shown is the next call date.
(f)	Step Bond – Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Glossary:

NR	-	Not Rated
REIT	-	Real Estate Investment Trust
WR	-	Withdrawn Rating

See accompanying Notes to Financial Statements	8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	23

AGIC Convertible & Income Funds Statements of Assets and Liabilities

August 31, 2011 (unaudited)

	Convertible & Income	Convertible & Income II
Assets:
Investments, at value (cost – $966,953,511 and $732,111,937, respectively)	$979,123,164	$742,578,270
Interest and dividends receivable	16,653,160	12,677,696
Receivable for investments sold	2,007,434	1,544,338
Prepaid expenses	77,799	38,078
Total Assets	997,861,557	756,838,382

Liabilities:
Dividends payable to common and preferred shareholders	6,753,750	5,294,527
Payable for investments purchased	8,719,153	6,633,608
Investment management fees payable	581,631	441,200
Accrued expenses	160,353	154,976
Total Liabilities	16,214,887	12,524,311
Preferred Shares ($0.00001 par value; $25,000 liquidation preference per share applicable to an aggregate of 14,280 and 10,960 shares issued and outstanding, respectively)	357,000,000	274,000,000
Net Assets Applicable to Common Shareholders	$624,646,670	$470,314,071

Composition of Net Assets Applicable to Common Shareholders:
Common Shares:
Par value ($0.00001 per share)	$750	$623
Paid-in-capital in excess of par	1,053,622,404	867,706,362
Dividends in excess of net investment income	(3,363,228)	(4,608,402)
Accumulated net realized loss	(437,782,909)	(403,250,845)
Net unrealized appreciation of investments	12,169,653	10,466,333
Net Assets Applicable to Common Shareholders	$624,646,670	$470,314,071
Common Shares Issued and Outstanding	74,984,401	62,250,315
Net Asset Value Per Common Share	$8.33	$7.56

24	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11	See accompanying Notes to Financial Statements

AGIC Convertible & Income Funds Statements of Operations

Six Months ended August 31, 2011 (unaudited)

	Convertible & Income	Convertible & Income II
Investment Income:
Interest	$32,526,959	$24,694,174
Dividends	12,046,188	9,112,613
Consent fees	7,685	6,065
Total Investment Income	44,580,832	33,812,852

Expenses:
Investment management fees	3,697,859	2,806,359
Auction agent fees and commissions	283,208	215,475
Shareholder communications	84,502	64,547
Custodian and accounting agent fees	79,570	66,900
Trustees’ fees and expenses	47,449	35,361
Audit and tax services	39,220	42,296
New York Stock Exchange listing fees	37,043	31,052
Legal fees	27,402	27,542
Transfer agent fees	17,206	16,274
Insurance expense	13,034	9,921
Miscellaneous	8,335	13,732
Total Expenses	4,334,828	3,329,459

Net Investment Income	40,246,004	30,483,393

Realized and Change in Unrealized Gain (Loss):
Net realized loss on investments	(45,323,590)	(39,170,327)
Net change in unrealized appreciation/depreciation of investments	(61,852,565)	(42,599,383)
Net realized and change in unrealized loss on investments	(107,176,155)	(81,769,710)
Net Decrease in Net Assets Resulting from Investment Operations	(66,930,151)	(51,286,317)
Dividends on Preferred Shares from Net Investment Income	(239,721)	(183,986)
Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$(67,169,872)	$(51,470,303)

See accompanying Notes to Financial Statements	8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	25

AGIC Convertible & Income Fund Statements of Changes in Net Assets

Applicable to Common Shareholders

	Six Months ended August 31, 2011 (unaudited)	Year ended February 28, 2011
Investments Operations:
Net investment income	$40,246,004	$88,827,808
Net realized gain (loss) on investments	(45,323,590)	17,016,915
Net change in unrealized appreciation/depreciation of investments	(61,852,565)	58,883,196
Net increase (decrease) in net assets resulting from investment operations	(66,930,151)	164,727,919
Dividends on Preferred Shares from Net Investment Income	(239,721)	(1,000,836)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(67,169,872)	163,727,083
Dividends to Common Shareholders from Net Investment Income	(40,379,119)	(92,560,741)

Common Share Transactions:
Reinvestment of dividends	4,966,625	11,654,905
Total increase (decrease) in net assets applicable to common shareholders	(102,582,366)	82,821,247

Net Assets Applicable to Common Shareholders:
Beginning of period	727,229,036	644,407,789
End of period (including dividends in excess of net investment income of $(3,363,228) and $(2,990,392), respectively)	$624,646,670	$727,229,036

Common Shares Issued in Reinvestment of Dividends	494,084	1,233,249

26	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11	See accompanying Notes to Financial Statements

AGIC Convertible & Income Fund II Statements of Changes in Net Assets

Applicable to Common Shareholders

	Six Months ended August 31, 2011 (unaudited)	Year ended February 28, 2011
Investments Operations:
Net investment income	$30,483,393	$66,837,025
Net realized gain (loss) on investments	(39,170,327)	12,876,927
Net change in unrealized appreciation/depreciation of investments	(42,599,383)	44,849,910
Net increase (decrease) in net assets resulting from investment operations	(51,286,317)	124,563,862
Dividends on Preferred Shares from Net Investment Income	(183,986)	(768,148)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(51,470,303)	123,795,714
Dividends to Common Shareholders from Net Investment Income	(31,648,453)	(71,084,197)

Common Share Transactions:
Reinvestment of dividends	4,302,787	9,288,834
Total increase (decrease) in net assets applicable to common shareholders	(78,815,969)	62,000,351

Net Assets Applicable to Common Shareholders:
Beginning of period	549,130,040	487,129,689
End of period (including dividends in excess of net investment income of $(4,608,402) and $(3,259,356), respectively)	$470,314,071	$549,130,040

Common Shares Issued in Reinvestment of Dividends	461,768	1,061,710

See accompanying Notes to Financial Statements	8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	27

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies

AGIC Convertible & Income Fund (“Convertible & Income”) and AGIC Convertible & Income Fund II (“Convertible & Income II”), each a “Fund” and collectively referred to as the “Funds”, were organized as Massachusetts business trusts on January 17, 2003 and April 22, 2003, respectively. Prior to commencing operations on March 31, 2003, and July 31, 2003, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of $0.00001 par value per share of common shares authorized.

Each Fund’s investment objective is to provide total return through a combination of capital appreciation and high current income. The Funds attempt to achieve this objective by investing in a portfolio of convertible securities and non-convertible income-producing securities. There can be no assurance that the Funds will achieve their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with Generally Accepted Accounting Principals (“GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and IFRSs. The ASU is effective prospectively for interim or annual periods beginning on or after December 15, 2011. Fund management is evaluating the implications of this change.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available, are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities

28	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to each Fund’s financial statements. Each Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical investments that the Funds have the ability to access
•

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the six months ended August 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with GAAP.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	29

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at August 31, 2011 in valuing Convertible & Income’s assets and liabilities is listed below:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 8/31/11
Investments in Securities – Assets
Corporate Bonds & Notes:
Commercial Services	—	$17,081,800	$9,677,569	$26,759,369
All Other	—	418,188,751	—	418,188,751
Convertible Preferred Stock:
Airlines	—	9,950,395	—	9,950,395
Capital Markets	$7,305,068	10,560,683	—	17,865,751
Commercial Services & Supplies	—	9,440,680	—	9,440,680
Diversified Financial Services	19,607,020	19,995,951	—	39,602,971
Health Care Providers & Services	—	11,569,635	—	11,569,635
Household Durables	10,845,892	11,283,030	—	22,128,922
Insurance	9,866,915	5,244,085	—	15,111,000
Oil, Gas & Consumable Fuels	9,130,534	14,799,125	—	23,929,659
Professional Services	—	10,051,845	—	10,051,845
Road & Rail	—	10,466,999	—	10,466,999
All Other	118,241,410	—	—	118,241,410
Convertible Bonds & Notes	—	214,745,256	—	214,745,256
Yankee Bond	—	2,715,800	—	2,715,800
Short-Term Investment	—	28,354,721	—	28,354,721
Total Investments in Securities – Assets	$174,996,839	$794,448,756	$9,677,569	$979,123,164

There were no significant transfers between Levels 1 and 2 during the six months ended August 31, 2011.

30	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Convertible & Income for the six months ended August 31, 2011, was as follows:

	Beginning Balance 2/28/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 8/31/11
Investments in Securities – Assets
Corporate Bonds & Notes:
Commercial Services	—	—	—	—	—	—	$9,677,569	—	$9,677,569
Convertible Preferred Stock:
Capital Markets	$4,759,862	—	$(8,414,747)	—	$(33,912,502)	$37,567,387	—	—	—
Convertible Bonds & Notes:
Hotels, Restaurants & Leisure	2,575,929	—	(2,069,091)	—	(1,298,981)	792,143	—	—	—
Total Investments	$7,335,791	—	$(10,483,838)	—	$(35,211,483)	$38,359,530	$9,677,569	—	$9,677,569

*	Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

A summary of the inputs used at August 31, 2011 in valuing Convertible & Income II’s assets and liabilities is listed below:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 8/31/11
Investments in Securities – Assets
Corporate Bonds & Notes:
Commercial Services	—	$12,826,950	$7,299,071	$20,126,021
All Other	—	316,075,482	—	316,075,482
Convertible Preferred Stock:
Airlines	—	7,613,252	—	7,613,252
Capital Markets	$5,946,623	7,994,906	—	13,941,529
Commercial Services & Supplies	—	6,042,320	—	6,042,320
Diversified Financial Services	14,963,401	15,224,880	—	30,188,281
Health Care Providers & Services	—	8,835,365	—	8,835,365
Household Durables	8,260,492	8,736,975	—	16,997,467
Insurance	7,517,587	3,997,378	—	11,514,965
Oil, Gas & Consumable Fuels	6,479,265	11,523,619	—	18,002,884
Professional Services	—	7,663,510	—	7,663,510
Road & Rail	—	7,982,149	—	7,982,149
All Other	90,601,783	—	—	90,601,783
Convertible Bonds & Notes	—	162,994,488	—	162,994,488
Yankee Bond	—	2,064,600	—	2,064,600
Short-Term Investment	—	21,934,174	—	21,934,174
Total Investments in Securities – Assets	$133,769,151	$601,510,048	$7,299,071	$742,578,270

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	31

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

There were no significant transfers between Levels 1 and 2 during the six months ended August 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for Convertible & Income II for the six months ended August 31, 2011, was as follows:

	Beginning Balance 2/28/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 8/31/11
Investments in Securities – Assets
Corporate Bonds & Notes:
Commercial Services	—	—	—	—	—	—	$7,299,071	—	$7,299,071
Convertible Preferred Stock:
Capital Markets	$4,252,590	—	$(7,521,464)	—	$(30,250,744)	$33,519,618	—	—	—
Convertible Bonds & Notes:
Hotels, Restaurants & Leisure	2,314,523	—	(1,859,119)	—	(1,167,161)	711,757	—	—	—
Total Investments	$6,567,113	—	$(9,380,583)	—	$(31,417,905)	$34,231,375	$7,299,071	—	$7,299,071

*	Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

The net change in unrealized appreciation/depreciation of Level 3 investments, which Convertible & Income and Convertible & Income II held at August 31, 2011 was $(1,431,606) and $(1,079,754), respectively. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income adjusted for the accretion of discount and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income by using the “yield-to-worst” methodology, using the lower of either the yield to maturity or the yield to call on every possible call date over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Conversion premium is not amortized. Payments received on synthetic convertible securities are generally included in dividends. Consent fees are related to corporate actions and recorded when received. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may be subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact to the Funds’

32	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

financial statements at August 31, 2011. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions — Common Shares

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to its respective shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Convertible Securities

It is the Funds’ policy to invest a portion of their assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include features which render them more sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying stock.

2. Principal Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other various risks such as, but not limited to, interest rate and credit risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

The market values of equity securities, such as common and preferred stock and securities convertible into equity securities, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater market price volatility than fixed income securities.

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	33

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2011 (unaudited)

2. Principal Risk (continued)

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ sub-adviser, Allianz Global Investors Capital LLC (“AGIC” or the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Funds’ counterparty risks by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on the purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Leverage will cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The Funds may engage in transactions (such as reverse purchase agreements) or purchase instruments that give rise to forms of leverage. In addition, to the extent the Funds employs leverage, interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

The Funds held synthetic convertible securities with Lehman Brothers entities as counterparty at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. On April 8, 2011, the Funds sold these synthetic convertible securities. The sale of the General Mills, Inc. security resulted in a net asset value per common share increase of $0.03 and $0.04 for Convertible & Income and Convertible & Income II, respectively. The sale of Transocean, Inc. security resulted in a net asset value per common share increase of $0.02 for both Convertible & Income and Convertible & Income II.

3. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.70% of each Fund’s average daily total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage).

The Investment Manager has retained the Sub-Adviser to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

4. Investment in Securities

Purchases and sales of investments, other than short-term securities for the six months ended August 31, 2011:

	Convertible & Income	Convertible & Income II
Purchases	$228,022,143	$168,395,188
Sales	228,342,263	172,937,364

34	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2011 (unaudited)

5. Income Tax Information

At August 31, 2011, the aggregate cost basis and net unrealized appreciation of investments for federal income tax purposes were as follows:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Convertible & Income	$968,303,455	$61,354,695	$50,534,986	$10,819,709
Convertible & Income II	733,037,173	47,441,037	37,899,940	9,541,097

Differences between book and tax cost basis were attributable to the differing treatment of bond premium amortization and wash sale loss deferrals.

6. Auction-Rate Preferred Shares

Convertible & Income has 2,856 shares of Preferred Shares Series A, 2,856 shares of Preferred Shares Series B, 2,856 shares of Preferred Shares Series C, 2,856 shares of Preferred Shares Series D and 2,856 shares of Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Convertible & Income II has 2,192 shares of Preferred Shares Series A, 2,192 shares of Preferred Shares Series B, 2,192 shares of Preferred Shares Series C, 2,192 shares of Preferred Shares Series D and 2,192 shares of Preferred Shares Series E outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures (or default procedures in the event of auction failure). Distributions of net realized capital gains, if any, are paid annually.

For the six months ended August 31, 2011, the annualized dividend rates for the Funds ranged from:

	High	Low	At August 31, 2011
Series A	0.225%	0.060%	0.165%
Series B	0.240%	0.045%	0.120%
Series C	0.225%	0.045%	0.135%
Series D	0.240%	0.045%	0.045%
Series E	0.240%	0.075%	0.150%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by an unprecedented lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	35

AGIC Convertible & Income Funds Notes to Financial Statements

August 31, 2011 (unaudited)

6. Auction-Rate Preferred Shares (continued)

rate”, equal to the 7-day “AA” Composite Commercial Paper Rate multiplied by 150% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

See Note “7. Legal Proceedings” for a discussion of shareholder demand letters received by the Funds and certain other closed end funds managed by the Investment Manager.

7. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multidistrict litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims. In April 2011, the MDL Court granted final approval of the settlement.

Beginning in May 2010, several closed-end funds managed by the Investment Manager, including the Funds, each received a demand letter from a law firm on behalf of certain common shareholders. The demand letters alleged that the Investment Manager and certain officers and trustees of the funds breached their fiduciary duties in connection with the redemption at par of a portion of the funds’ ARPS and demanded that the boards of trustees take certain action to remedy those alleged breaches. After conducting an investigation, in August 2010 the independent trustees of the Funds rejected the demands made in the demand letters.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or their ability to perform their respective investment advisory activities relating to the Funds.

8. Subsequent Events

On September 1, 2011 the following dividends were declared to common shareholders, payable October 3, 2011 to shareholders of record on September 12, 2011:

Convertible & Income	$0.09 per common share
Convertible & Income II	$0.085 per common share

On October 3, 2011 the following dividends were declared to common shareholders, payable November 1, 2011 to shareholders of record on October 13, 2011:

Convertible & Income	$0.09 per common share
Convertible & Income II	$0.085 per common share

36	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

AGIC Convertible & Income Fund Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended August 31, 2011 (unaudited)		Year ended
			February 28, 2011	February 28, 2010	February 28, 2009		February 29, 2008	February 28, 2007
Net asset value, beginning of period	$9.76		$8.80	$4.80	$12.52		$14.84	$14.69
Investment Operations:
Net investment income	0.54		1.20	1.07	1.56		1.62	1.66
Net realized and change in unrealized gain (loss) on investments and interest rate caps	(1.43)		1.02	4.02	(7.75)		(2.05)	0.55
Total from investment operations	(0.89)		2.22	5.09	(6.19)		(0.43)	2.21
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.00	)(4)	(0.01)	(0.01)	(0.17)		(0.39)	(0.34)
Net realized gains	—		—	—	—		—	(0.03)
Total dividends and distributions on preferred shares	(0.00	)(4)	(0.01)	(0.01)	(0.17)		(0.39)	(0.37)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(0.89)		2.21	5.08	(6.36)		(0.82)	1.84
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.54)		(1.25)	(1.08)	(1.36)		(1.50)	(1.50)
Net realized gains	—		—	—	—		—	(0.19)
Total dividends and distributions to common shareholders	(0.54)		(1.25)	(1.08)	(1.36)		(1.50)	(1.69)
Net asset value, end of period	$8.33		$9.76	$8.80	$4.80		$12.52	$14.84
Market price, end of period	$8.96		$11.00	$9.39	$4.05		$12.50	$16.08
Total Investment Return (1)	(13.91)%		33.53%	166.37%	(61.55)%		(13.63)%	14.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$624,647		$727,229	$644,408	$348,544		$895,043	$1,050,149
Ratio of expenses to average net assets (2)	1.24	%(5)	1.27%	1.39%	1.56	%(3)	1.26%	1.27%
Ratio of net investment income to average net assets (2)	11.54	%(5)	13.25%	14.21%	16.87%		11.26%	11.37%
Preferred shares asset coverage per share	$68,742		$75,925	$70,125	$49,406		$67,626	$74,981
Portfolio turnover rate	22%		52%	58%	62%		33%	67%

(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Ratio of expenses to average net assets of common shareholders, excluding excise tax expense was 1.53% for the year ended February 28, 2009.
(4)	Less than $(0.01) per common share.
(5)	Annualized.

See accompanying Notes to Financial Statements	8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	37

AGIC Convertible & Income Fund II Financial Highlights

For a common share outstanding throughout each period:

	Six Months ended August 31, 2011 (unaudited)		Year ended
			February 28, 2011	February 28, 2010	February 28, 2009		February 29, 2008		February 28, 2007
Net asset value, beginning of period	$8.89		$8.02	$4.39	$12.38		$14.91		$14.70
Investment Operations:
Net investment income	0.49		1.09	0.98	1.55		1.70		1.69
Net realized and change in unrealized gain (loss) on investments and interest rate caps	(1.31)		0.95	3.80	(8.05)		(2.17)		0.61
Total from investment operations	(0.82)		2.04	4.78	(6.50)		(0.47)		2.30
Dividends and Distributions on Preferred Shares from:
Net investment income	(0.00	)(4)	(0.01)	(0.01)	(0.20)		(0.45)		(0.38)
Net realized gains	—		—	—	—		—		(0.04)
Total dividends and distributions on preferred shares	(0.00	)(4)	(0.01)	(0.01)	(0.20)		(0.45)		(0.42)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	(0.82)		2.03	4.77	(6.70)		(0.92)		1.88
Dividends and Distributions to Common Shareholders from:
Net investment income	(0.51)		(1.16)	(1.14)	(1.29)		(1.61)		(1.42)
Net realized gains	—		—	—	—		—		(0.25)
Total dividends and distributions to common shareholders	(0.51)		(1.16)	(1.14)	(1.29)		(1.61)		(1.67)
Net asset value, end of period	$7.56		$8.89	$8.02	$4.39		$12.38		$14.91
Market price, end of period	$8.51		$10.21	$8.76	$3.73		$12.09		$15.42
Total Investment Return (1)	(11.84)%		32.85%	174.62%	(63.34)%		(12.08)%		13.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000s)	$470,314		$549,130	$487,130	$263,220		$753,359		$879,014
Ratio of expenses to average net assets (2)	1.27	%(5)	1.29%	1.42%	1.71	%(3)	1.35	%(3)	1.34%
Ratio of net investment income to average net assets (2)	11.58	%(5)	13.20%	14.20%	17.26%		11.75%		11.56%
Preferred shares asset coverage per share	$67,911		$75,102	$69,445	$49,015		$61,410		$68,493
Portfolio turnover rate	22%		54%	58%	57%		34%		60%

(1)	Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.
(2)	Calculated on the basis of income and expenses applicable to both common shares and preferred shares relative to the average net assets of common shareholders.
(3)	Ratio of expenses to average net assets of common shareholders, excluding excise tax expense was 1.63% for the year ended February 28, 2009 and 1.34% for the year ended February 29, 2008.
(4)	Less than $(0.01) per common share.
(5)	Annualized.

38	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11	See accompanying Notes to Financial Statements

AGIC Convertible & Income Funds Annual Shareholder Meeting Results/Changes

to Board of Trustees/Proxy Voting Policies & Procedures (unaudited)

Annual Shareholder Meeting Results:

The Funds held their joint annual meeting of shareholders on July 20, 2011. Common/Preferred shareholders voted as indicated below:

Convertible & Income:	Affirmative	Withheld Authority
Election of Bradford K. Gallagher – Class II to serve until 2014	64,571,286	1,871,232
Re-election of James A. Jacobson* – Class II to serve until 2014	10,470	98
Election of Deborah A. Zoullas – Class III to serve until 2012	64,542,220	1,900,298

The other members of the Board of Trustees at the time of the meeting, namely Messrs. Paul Belica, Hans W. Kertess, John C. Maney†, William B. Ogden, IV and Alan Rappaport* continued to serve as Trustees of Convertible & Income.

Convertible & Income II:	Affirmative	Withheld Authority
Election of Bradford K. Gallagher – Class II to serve until 2014	51,676,124	1,269,719
Re-election of James A. Jacobson* – Class II to serve until 2014	7,924	82
Election of Deborah A. Zoullas – Class II to serve until 2014	51,671,466	1,274,377

The other members of the Board of Trustees at the time of the meeting, namely Messrs. Paul Belica, Hans W. Kertess, John C. Maney†, William B. Ogden, IV and Alan Rappaport* continued to serve as Trustees of Convertible & Income II.

*	Preferred Shares Trustee
†	Interested Trustee

Changes to Board of Trustees:

Effective March 7, 2011, the Funds’ Board of Trustees appointed Deborah A. Zoullas as a Class III Trustee of Convertible & Income and a Class II Trustee of Convertible & Income II to serve until the 2011 joint shareholder meeting, when she was elected by shareholders as described above.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	39

AGIC Convertible & Income Funds Matters Relating to the Trustees’

Consideration of the Investment Management &

Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve the Funds’ Management Agreement with the Investment Manager (the “Advisory Agreement”) and Portfolio Management Agreement between the Investment Manager and the Sub-Adviser (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements”). The Trustees met in person on June 14-15, 2011 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Funds’ Advisory Agreement and the Sub-Advisory Agreement should be approved for a one-year period commencing July 1, 2011.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Adviser under the applicable Agreement.

In connection with their contract review meetings, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Morningstar Associates LLC (“Morningstar”) on the net return investment performance (based on net assets) of the Funds for various time periods, the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Morningstar and the performance of an applicable benchmark index, (ii) information provided by Morningstar on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Morningstar, (iii) information regarding the investment performance and management fees of any comparable portfolios of other clients of the Sub-Adviser, including institutional separate accounts and other clients, (iv) the estimated profitability to the Investment Manager and the Sub-Adviser from their relationship with the Funds for the one year period ended March 31, 2011, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and

40	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

AGIC Convertible & Income Funds Matters Relating to the Trustees’

Consideration of the Investment Management &

Portfolio Management Agreements (unaudited) (continued)

conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to each of the Funds given their respective investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Morningstar, the Trustees also reviewed each Fund’s net return investment performance as well as the performance of comparable funds identified by Morningstar. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and its net expense ratio as a percentage of average net assets attributable to common shares and as a percentage of assets attributable to common shares, preferred shares and other forms of leverage, and the management fee and net expense ratios of comparable funds identified by Morningstar.

The Trustees specifically took note of how each Fund compared to its Morningstar peers as to performance, management fee expense and total net expenses. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Morningstar categories were separately charged such a fee by their investment managers, so that the total net expense ratio (rather than any individual expense component) represented the most relevant comparison. It was noted that the total net expense ratio reflects the effect of expense waivers/reimbursements (although none exist for the Funds) and does not reflect interest expense.

Convertible & Income:

The Trustees noted that the expense group for the Fund provided by Morningstar consisted of a total of sixteen closed-end funds, not including another fund managed by the Investment Manager. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $51.42 million to $880.83 million, and that three of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked sixth out of sixteen funds in the expense peer group for total net expense ratio based on common share assets and second out of sixteen funds in the expense peer group for the total net expense ratio based on common share and leveraged assets combined and fourth out of fifteen funds in actual management fees (with funds ranked first having the lowest fees/expenses and ranked fifthteenth having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees also noted that the Fund outperformed its benchmark and was ranked second out of sixteen funds for the one-year period ended February 28, 2011. The Trustees noted that the Fund underperformed its benchmark and was ranked fourth out of sixteen funds for the three-year period ended February 28, 2011, and that it underperformed its benchmark and was ranked fifth out of fourteen funds for the five-year period ended February 28, 2011.

Convertible & Income II:

The Trustees noted that the expense group for the Fund provided by Morningstar consisted of a total of sixteen closed-end funds, not including another fund managed by the Investment Manager. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $51.42 million to $880.83 million, and that three of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked eighth of sixteen funds in the expense peer group for total net expense ratio based on common share assets and second out of sixteen funds in the expense peer group for the total net expense ratio based on common share

8.31.11	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	41

AGIC Convertible & Income Funds Matters Relating to the Trustees’

Consideration of the Investment Management &

Portfolio Management Agreements (unaudited) (continued)

and leveraged assets combined and fourth out of fifthteenth funds in actual management fees (with funds ranked first having the lowest fees/expenses and ranked fifteen having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees also noted that the Fund outperformed its benchmark and was ranked second out of sixteen funds for the one-year period ended February 28, 2011. The Trustees noted that the Fund underperformed its benchmark and was ranked seventh out of sixteen funds for the three-year period and underperformed its benchmark and was ranked eighth out of fourteen funds for the five-year period ended February 28, 2011.

In addition to their review of Fund performance based on net asset value, the Trustees also considered the market value performance of each Fund’s common shares and related share price premium and/or discount information based on the materials provided by Morningstar and management.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts, they noted that the management fees paid by the Funds are generally higher than the fees paid by these clients of the Sub-Adviser, but noted management’s view that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Funds is also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Funds, such as efforts to meet the use of leverage and those associated with meeting a regular dividend level.

The Trustees also took into account that the Funds have preferred shares outstanding, which increases the amount of fees received by the Investment Manager and the Sub-Adviser under the Agreements (because the fees are calculated based on the Funds’ total managed assets, including assets attributable to preferred shares and other forms of leverage outstanding). In this regard, the Trustees took into account that the Investment Manager and the Sub-Adviser have a financial incentive for the Funds to continue to have preferred shares outstanding, which may create a conflict of interest between the Investment Manager and the Sub-Adviser, on one hand, and the Funds’ common shareholders, on the other. In this regard, the Trustees considered information provided by the Investment Manager and the Sub-Adviser indicating that each Funds’ use of leverage through preferred shares continues to be appropriate and in the interests of the Funds.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager and the Sub-Adviser from their relationship with each Fund and determined that such profitability did not appear to be excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Advisers, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Funds.

42	AGIC Convertible & Income Fund/AGIC Convertible & Income Fund II Semi-Annual Report	8.31.11

Trustees	Fund Officers
Hans W. Kertess Chairman of the Board of Trustees Paul Belica Bradford K. Gallagher James A. Jacobson John C. Maney William B. Ogden, IV Alan Rappaport Deborah A. Zoullas

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Vice President, Secretary & Chief Legal Officer

Scott Whisten
Assistant Treasurer

Richard J. Cochran
Assistant Treasurer

Orhan Dzemaili
Assistant Treasurer

Youse E. Guia
Chief Compliance Officer

Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Sub-Adviser

Allianz Global Investors Capital LLC

600 West Broadway, 30th Floor

San Diego, CA 92101

Custodian & Accounting Agent

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar

BNY Mellon

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of AGIC Convertible & Income Fund and AGIC Convertible & Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

AZ603SA_083111

AGI-2011-08-26-1619

ITEM 2.	CODE OF ETHICS

Not required in this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12.	EXHIBITS

(a) (1)  Not required in this filing.

(a) (2)  Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3)  Not applicable.

(b) Exhibit 99.906 Cert. – Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

AGIC Convertible & Income Fund II

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date October 28, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date October 28, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date October 28, 2011